UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   9/30/13

Item 1.  Reports to Stockholders.

Equinox Funds trust

EQUINOX ABRAHAM Strategy fund

Equinox absolute return plus strategy fund

Equinox Chesapeake strategy fund

Equinox crabel strategy fund

Equinox Eclipse strategy fund

Equinox john locke strategy fund

Equinox qcm strategy fund

Equinox Tiverton strategy fund

Annual Report

September 30, 2013

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox Alternative Strategy Platform:

Annual Letter to Shareholders for the Year Ended September 30, 2013

Nine Equinox single-CTA strategy funds (the “Funds”) were on the Equinox Alternative Strategy Platform (“EASP”) during the fiscal year ended September 30, 2013.

The EASP Funds’ investment objective is to seek long-term capital appreciation, which they pursue by investing, directly or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a combination of

(i)

trading companies that employ the managed futures programs of a single commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission, and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of said CTA;1 and

(ii)

an actively managed fixed-income portfolio.

Performance of the EASP Funds, October 1, 2012 to September 30, 2013

Name	Ticker	Twelve Month Return (10/1/12 to 9/30/13)	Inception-to-Date Cumulative Return	Inception Date

Equinox Abraham Strategy I	EABIX	-0.82%	-2.90%	9/10/2012
Equinox Absolute Return Plus Strategy I	EMEIX	-2.70%	-2.21%	9/12/2012
Equinox Chesapeake Strategy I	EQCHX	-1.36%	-5.90%	9/10/2012
Equinox Crabel Strategy I	EQCRX	-15.30%	-15.30%	4/19/2012
Equinox Eclipse Strategy I	EECIX	-5.05%	-1.72%	4/18/2012
Equinox John Locke Strategy I	EJLIX	-16.09%	-18.19%	2/27/2012
Equinox QCM Strategy I	EQQCX	-22.48%	-21.08%	2/27/2012
Equinox Tiverton Strategy I	EQTVX	-5.48%	-6.90%	4/23/2012

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

Performance displayed represents past performance, which is no guarantee of future results. Total returns reflect the reinvestment of all dividends.

_________________

1 A “Managed Futures Program” generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. A “Trading Company” is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.  Please see each Fund’s Prospectus for a detailed description of the individual CTA trading programs.

For the year, returns of the Class I Shares are shown in the Table above.  Clearly, it was a difficult year for the Funds, across the board.  Abraham was the best performer for the full year.  The two discretionary trading programs, Tiverton and Absolute Return Plus, were among the relatively better performers, while shorter-term traders John Locke and Crabel did not perform well.  Returns for the more “classic” trend-following programs ranged from Chesapeake’s slightly negative number at the top end to QCM’s poor performance at the other end of the spectrum.  Below, we provide some market commentary explaining this performance, and discuss our outlook going forward.

Market Commentary and Outlook

It is worth recapping the events of the last 12 months and how they have affected CTAs.  A number of key factors affected both the real economy and financial markets over this period, among them: continuing monetary easing by major central banks, tempered by fears of the Federal Reserve’s “tapering” its bond purchases; the U.S. sequester, debt ceiling, and government shutdown; the situations in Syria, Egypt, and Iran.

Market conditions remained difficult for most CTA programs. While the “risk on, risk off” climate that prevailed during much of 2011 and 2012 finally seemed end in early 2013, it appeared at least temporarily to have been replaced by a new “taper on, taper off” regime.  This became sharply evident towards the end of May, when taper fears caused the Nikkei to drop more than 7% in single day, saw the yield on the U.S. 10-year Treasury spike from 1.6% to 2.7% over the span of a few days, and also witnessed dramatic reversals in correlation patterns, especially between bonds and most other risky assets.  Most prominent and seasoned CTA programs gave up all the positive performance they had earned, and the months that followed saw many CTAs suffer their worst-ever stretch of performance.  It was, to put it bluntly, a “bloodbath” that only a handful of CTAs managed to come through even somewhat creditably.  Fortunately, September has seen markets revert to more “normal” conditions, and it has begun to feel to us as though fundamental economic forces and trends are once again in the ascendancy.  Taper fears appear to be behind us, at least for the time being.

Still, many market professionals continue to express the view that the bull market in equities may not be sustainable based on fundamentals, and it may be important to consider rebalancing of investment portfolios.  Interest rates, too, are still near all-time lows, even though they have bounced back a little since May. Investors should bear in mind that CTA programs have historically offered useful diversification benefits, with the potential for attractive risk-adjusted returns over the long term. In our opinion, the asset class should continue to offer these potential benefits in a macro environment that is still challenging and a geopolitical outlook that remains fraught with uncertainty.  Conditions in September and October seem to point towards what we hope will be a continuing recovery in the asset class.

Some of the risks we perceive on the horizon for 2014 include: the ongoing drama of the U.S. debt ceiling and another potential government shutdown, the slowing of U.S. economic growth as a result of the sequester, a globally weak overall economic climate, and continuing tension in the Middle East.  Given these risks, markets could continue to be volatile, with uncertain prospects for riskier assets.

Difficult market conditions, the prevailing climate of uncertainty, and the unpredictable nature of financial markets and most asset classes pose serious challenges for investors and investment professionals.  As always, we encourage investors to focus on holding a portfolio that contains a strategic mix of traditional and alternative asset classes, appropriate for their long-term goals.  We believe a well-balanced portfolio can provide protection from volatility, while also affording opportunities for potential long-term growth.  A combination of the Funds can play an important part in such a portfolio because of its potential for earning absolute returns with low volatility, and the potential diversification benefits afforded by its low correlation with most other asset classes.

Definitions

Discretionary Trading is a trading approach that uses fundamental analysis of underlying economic factors.

The Nikkei refers to Japan's Nikkei 225 Stock Average, the leading and most-respected index of Japanese stocks. It is a price-weighted index comprised of Japan's top 225 blue-chip companies on the Tokyo Stock Exchange. The Nikkei is equivalent to the Dow Jones Industrial Average Index in the U.S.

A Trend-Following Strategy seeks to capitalize on momentum or price trends across global asset classes by taking either long or short positions as a trend is underway.  Price trends are created when investors are slow to act on new information or sell prematurely and hold on to losing investments to long.  Price trends continue when investors continue to buy and investment that is going up in price or sell an investment that is going down in price.

2866-ND-11/18/2013

Equinox Abraham Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox Abraham Strategy Fund
Class I	(0.72)%	(2.66)%
Barclays BTOP50 Index ***	(3.86)%	(4.15)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Short Term Investments	62.6%
Other/Cash & Cash Equivalents Less Liabilities	37.4%
100.0%

Equinox Absolute Return Plus Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox Absolute Return Plus Strategy Fund
Class I	(2.00)%	(1.44)%
Barclays BTOP50 Index ***	(3.86)%	(4.22)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 12, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	15.1%
Other/Cash & Cash Equivalents Less Liabilities	84.9%
100.0%

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox Chesapeake Strategy Fund
Class I	(1.36)%	(5.60)%
Barclays BTOP50 Index ***	(3.86)%	(4.15)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Short Term Investments	58.7%
Other/Cash & Cash Equivalents Less Liabilities	41.3%
100.0%

Equinox Crabel Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

Start of Performance ** -
September 30, 2013
Equinox Crabel Strategy Fund
Class I	(16.39)%
Barclays BTOP50 Index ***	(1.87)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is March 8, 2013.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Short Term Investments	19.4%
Other/Cash & Cash Equivalents Less Liabilities	80.6%
100.0%

Equinox Eclipse Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox Eclipse Strategy Fund
Class I	(4.95)%	(1.12)%
Barclays BTOP50 Index ***	(3.86)%	(2.36)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is April 18, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	20.8%
Short Term Investments	65.9%
Other/Cash & Cash Equivalents Less Liabilities	13.3%
100.0%

Equinox John Locke Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox John Locke Strategy Fund
Class I	(16.09)%	(11.85)%
Barclays BTOP50 Index ***	(3.86)%	(3.30)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is February 27, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	21.3%
Short Term Investments	40.9%
Other/Cash & Cash Equivalents Less Liabilities	37.8%
100.0%

Equinox QCM Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox QCM Strategy Fund
Class I	(21.00)%	(12.79)%
Barclays BTOP50 Index ***	(3.86)%	(3.30)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is January 25, 2012. Start of performance is February 27, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	22.6%
Other/Cash & Cash Equivalents Less Liabilities	77.4%
100.0%

Equinox Tiverton Strategy Fund
PORTFOLIO REVIEW
September 30, 2013 (Unaudited)

The Fund's performance figures* for the year ended September 30, 2013, as compared to its benchmark:

		Start of Performance ** -
	One Year	September 30, 2013
Equinox Tiverton Strategy Fund
Class I	(4.97)%	(4.49)%
Barclays BTOP50 Index ***	(3.86)%	(2.23)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is April 23, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Systematic Trading Companies	15.7%
Other/Cash & Cash Equivalents Less Liabilities	84.3%
100.0%

Equinox Abraham Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares				Value
SHORT-TERM INVESTMENTS - 62.6%
MONEY MARKET FUNDS - 12.9%
	41,452	Goldman Sachs U.S. Liquid Reserve Fund **+			$ 41,452
	41,452	JP Morgan U.S. Dollar Liquidity Fund **+			41,452
	Principal Amount ($)		Coupon Rate (%)(a)		82,904
Maturity
U.S. TREASURY - 49.7%
	$ 320,000	United States Treasury Bill *	0.0800%	12/19/2013	319,960

		TOTAL SHORT-TERM INVESTMENTS (Cost - $402,864)			402,864

		TOTAL INVESTMENTS - 62.6% (Cost - $402,864)(b)			$ 402,864
		OTHER ASSETS AND LIABILITIES - NET - 37.4%			240,547
		TOTAL NET ASSETS - 100.0%			$ 643,411

(a)	Represents discount rate at time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $402,864.

		SWAP+			Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the managed futures program of Abraham Trading Company (“Abraham”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Abraham that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $656,904)

$ 4,135
		Total Net Unrealized Gain on Swap Contract			$ 4,135

*	Non-Income producing security.
**	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Abraham Strategy Fund Limited

See accompanying notes to consolidated financial statements.

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 15.1%
	33	E2 Mesirow Trade Co. - Absolute Return Plus Program LLC +*
		(Cost - $3,164)	$ 3,002

		TOTAL INVESTMENTS - 15.1% (Cost $3,164) (a)	$ 3,002
		OTHER ASSETS AND LIABILITIES - NET - 84.9%	16,813
		TOTAL NET ASSETS - 100.0%	$ 19,815

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $3,164 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(162)
		Net unrealized depreciation:	$ (162)

*	Non-Income producing security.
+	This investment is a holding of Equinox Absolute Return Plus Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares				Value
		SHORT-TERM INVESTMENTS - 58.7%
		MONEY MARKET FUNDS - 8.7%
	244,057	Goldman Sachs U.S. Liquidity Fund **+			$ 244,057
	2	Goldman Sachs U.S. Liquidity Fund **+			2
	244,058	JP Morgan U.S. Dollar Liquidity Fund **+			244,058
	3	JP Morgan U.S. Dollar Liquidity Fund **+			3
					488,120

	Principal Amount ($)		Coupon Rate (%)(a)	Maturity
		U.S. TREASURY - 50.0%
	$ 2,800,000	United States Treasury Bill *	0.0814%	12/19/2013	2,799,516

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,287,636)			3,287,636

		TOTAL INVESTMENTS - 58.7% (Cost - $3,287,636)(b)			$ 3,287,636
		OTHER ASSETS AND LIABILITIES - NET - 41.3%			2,312,154
		TOTAL NET ASSETS - 100.0%			$ 5,599,790

(a)	Represents discount rate at time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,287,636.

		SWAP+			Unrealized Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $5,760,000)

					$ (5,395)
		Total Net Unrealized Loss on Swap Contract			$ (5,395)

*	Non-Income producing security.
**	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares		Value
SHORT-TERM INVESTMENTS - 19.4%
MONEY MARKET FUNDS - 19.4%
	1,500	Goldman Sachs U.S. Liquid Reserve Fund **+	$ 1,500
	1,500	JP Morgan U.S. Dollar Liquidity Fund **+	1,500
3,000

		TOTAL INVESTMENTS - 19.4% (Cost - $3,000)(a)	$ 3,000
		OTHER ASSETS AND LIABILITIES - NET - 80.6%	12,474
		TOTAL NET ASSETS - 100.0%	$ 15,474

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,000.

		SWAP+	Unrealized Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Crabel Capital Management, LLC (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $18,400)

$ (2,660)
		Total Net Unrealized Loss on Swap Contract	$ (2,660)

**	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Eclipse Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares				Value
SYSTEMATIC TRADING COMPANIES - 20.8%
	374	E2 Eclipse Trade Co. - Global Monetary Program LLC +* (Cost - $41,233)			$ 28,364

	Principal Amount ($)		Coupon Rate (%)(a)	Maturity
SHORT-TERM INVESTMENTS - 65.9%
U.S. TREASURY - 65.9%
	$ 90,000	United States Treasury Bill * (Cost - $90,000)	0.0800%	12/19/2013	90,000

		TOTAL INVESTMENTS - 86.7% (Cost - $131,233) (b)			$ 118,364
		OTHER ASSETS AND LIABILITIES - NET - 13.3%			18,231
		TOTAL NET ASSETS - 100.0%			$ 136,595

(a)	Represents discount rate at time of purchase.
(b)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $131,687 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:			$ -
		Unrealized depreciation:			(13,323)
		Net unrealized depreciation:			$ (13,323)

*	Non-Income producing security.
+	This investment is a holding of Equinox Eclipse Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox John Locke Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares				Value
SYSTEMATIC TRADING COMPANIES - 21.3%
	2,713	E2 John Locke Trade Co. - Cyril Program LLC * + (Cost - $156,315)			$ 119,850

	Principal Amount ($)		Coupon Rate (%) (a)	Maturity
SHORT-TERM INVESTMENTS - 40.9%
U.S. TREASURY - 40.9%
	$ 230,000	United States Treasury Bill * (Cost - $229,962)	0.0814%	12/19/2013	229,962

		TOTAL INVESTMENTS - 62.2% (Cost - $386,277) (b)			$ 349,812
		OTHER ASSETS AND LIABILITIES - NET - 37.8%			212,496
		TOTAL NET ASSETS - 100.0%			$ 562,308

(a)	Represents discount rate at time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $434,647 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:			$ -
		Unrealized depreciation:			(84,836)
		Net unrealized depreciation:			$ (84,836)

*	Non-Income producing security.
+	This investment is a holding of Equinox John Locke Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox QCM Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 22.6%
	65	E2 QCM Trade Co. - Global Diversified Program LLC *+
		(Cost - $2,174)	$ 1,861

		TOTAL INVESTMENTS - 22.6% (Cost - $2,174) (a)	$ 1,861
		OTHER ASSETS AND LIABILITIES - NET - 77.4%	6,372
		TOTAL NET ASSETS - 100.0%	$ 8,233

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $3,309 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(1,448)
		Net unrealized depreciation:	$ (1,448)

*	Non-Income producing security.
+	This investment is a holding of Equinox QCM Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Tiverton Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2013
	Shares		Value
SYSTEMATIC TRADING COMPANIES - 15.7%
	70	E2 Tiverton Trade Co. - Discretionary Program LLC *+
		(Cost - $5,593)	$ 4,483

		TOTAL INVESTMENTS - 15.7% (Cost - $5,593) (a)	$ 4,483
		OTHER ASSETS AND LIABILITIES - NET - 84.3%	24,075
		TOTAL NET ASSETS - 100.0%	$ 28,558

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $5,614 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(1,131)
		Net unrealized depreciation:	$ (1,131)

*	Non-Income producing security.
+	This investment is a holding of Equinox Tiverton Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2013

	Abraham		Absolute Return Plus	Chesapeake
	Strategy Fund		Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ 402,864		$ 3,164	$ 3,287,636
At fair value	$ 402,864		$ 3,002	$ 3,287,636
Cash	206,293		24,034	1,681,212
Swap margin balance	41,451	(1)	-	610,458	(1)
Unrealized appreciation on swap contract	4,135		-	-
Receivable due from Advisor	-		-	46,484
Receivable due from affiliates	5,065		2,754	5,014
Dividends and interest receivable	1		-	4
Prepaid expenses & other assets	22,119		22,107	13,143
TOTAL ASSETS	681,928		51,897	5,643,951

LIABILITIES
Investment advisory fees payable	8,724		12,398	-
Unrealized depreciation on swap contract	-		-	5,395
Fees payable to other affiliates	1,404		1,176	993
Accrued expenses and other liabilities	28,389		18,508	37,773
TOTAL LIABILITIES	38,517		32,082	44,161
NET ASSETS	$ 643,411		$ 19,815	$ 5,599,790

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 643,731		$ 20,206	$ 5,639,882
Accumulated net investment loss	(2,767)		(184)	(21,595)
Accumulated net realized loss on investments and swap contracts	(1,688)		(45)	(13,102)
Net unrealized appreciation (depreciation) on investments
and swap contracts	4,135		(162)	(5,395)
NET ASSETS	$ 643,411		$ 19,815	$ 5,599,790

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 643,411		$ 19,815	$ 5,599,790
Shares of beneficial interest outstanding	66,213		2,019	594,838
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.72		$ 9.81	$ 9.41

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2013

	Crabel		Eclipse	John Locke
	Strategy Fund		Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ 3,000		$ 131,233	$ 386,277
At fair value	$ 3,000		$ 118,364	$ 349,812
Cash	13,325		39,339	230,935
Swap margin Balance	1,500	(1)	-	-
Receivable due from affiliates	-		3,716	6,719
Receivable due from Advisor	7,221		-	-
Prepaid expenses & other assets	22,106		24,069	22,135
TOTAL ASSETS	47,152		185,488	609,601

LIABILITIES
Payable for securities purchased	-		1,959	27,779
Unrealized depreciation on swap contract	2,660		-	-
Due to broker - swap contract	376		-	-
Advisory fees payable	-		29,381	-
Fees payable to other affiliates	3,397		826	1,683
Accrued expenses and other liabilities	25,245		16,727	17,831
TOTAL LIABILITIES	31,678		48,893	47,293
NET ASSETS	$ 15,474		$ 136,595	$ 562,308

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 18,567		$ 151,840	$ 981,002
Accumulated net investment loss	(57)		(2,617)	(32,690)
Accumulated net realized gain (loss) on investments and swap contracts	(376)		241	(349,539)
Net unrealized appreciation (depreciation) on
investments and swap contracts	(2,660)		(12,869)	(36,465)
NET ASSETS	$ 15,474		$ 136,595	$ 562,308

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 15,474		$ 136,596	$ 562,308
Shares of beneficial interest outstanding	1,828		13,964	68,979
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.47	*	$ 9.78	$ 8.15

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2013

	QCM	Tiverton
	Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ 2,174	$ 5,593
At fair value	$ 1,861	$ 4,483
Cash	41,324	62,863
Receivable due from affiliates	5,338	-
Prepaid expenses & other assets	22,222	22,108
TOTAL ASSETS	70,745	89,454

LIABILITIES
Payable for investments purchased	114	-
Advisory fee payable	33,440	36,676
Fees payable to other affiliates	4,117	1,605
Accrued expenses and other liabilities	24,841	22,615
TOTAL LIABILITIES	62,512	60,896
NET ASSETS	$ 8,233	$ 28,558

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,246	$ 29,899
Accumulated net investment loss	(836)	(109)
Accumulated net realized loss on investments and swap contracts	(4,864)	(122)
Net unrealized appreciation (depreciation) of
investments and swap contracts	(313)	(1,110)
NET ASSETS	$ 8,233	$ 28,558

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 8,233	$ 28,558
Shares of beneficial interest outstanding	1,029	3,053
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.00	$ 9.36	*

* NAV may not recalculate due to the rounding of shares.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2013

	Abraham	Absolute Return Plus	Chesapeake
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$ 1,539	$ 86	$ 13,752
Interest	75	4	756
TOTAL INVESTMENT INCOME	1,614	90	14,508

EXPENSES
Investment advisory fees	2,977	171	25,804
Accounting services fees	26,007	25,970	27,173
Audit fees	16,800	11,000	31,500
Registration fees	9,123	13,545	18,467
Transfer agent fees	12,886	12,542	13,151
Legal fees	9,360	6,619	40,215
Custodian fees	6,249	6,256	6,123
Administrative services fees	3,345	2,975	6,349
Printing and postage expenses	1,908	2,480	3,608
Trustees fees and expenses	1,100	179	6,634
Compliance officer fees	1,113	76	8,081
Other expenses	1,192	1,204	1,212
TOTAL EXPENSES	92,060	83,017	188,317

Less: Fees waived/reimbursed by the Advisor	(87,679)	(82,764)	(150,274)

NET EXPENSES	4,381	253	38,043
NET INVESTMENT LOSS	(2,767)	(163)	(23,535)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(1,688)	(45)	(13,102)
Net change in unrealized appreciation (depreciation) on:
Investments	-	(251)	-
Swap contracts	4,354	-	(4,941)
	4,354	(251)	(4,941)
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	2,666	(296)	(18,043)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ (101)	$ (459)	$ (41,578)

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)
For the Year Ended September 30, 2013

	Crabel	Eclipse	John Locke
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$ -	$ 614	$ 11,358
Interest	1	20	441
TOTAL INVESTMENT INCOME	1	634	11,799

EXPENSES
Investment advisory fees	65	1,374	20,300
Audit fees	22,200	11,000	11,000
Registration fees	8,025	1,824	2,034
Accounting services fees	25,969	25,987	26,403
Transfer agent fees	12,430	12,867	13,315
Legal fees	5,348	5,280	23,760
Custodian fees	3,387	6,273	6,006
Administrative services fees	2,874	3,161	6,073
Printing and postage expenses	644	1,548	3,814
Compliance officer fees	27	598	9,512
Trustees fees and expenses	99	1,103	5,381
Other expenses	488	1,165	1,794
TOTAL EXPENSES	81,556	72,180	129,392

Less: Fees waived/reimbursed by the Advisor	(81,498)	(70,163)	(99,722)

NET EXPENSES	58	2,017	29,670
NET INVESTMENT LOSS	(57)	(1,383)	(17,871)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	-	(536)	(372,222)
Swap contracts	(376)	-	-
	(376)	(536)	(372,222)
Net change in unrealized appreciation (depreciation) on:
Investments	-	(13,325)	18,366
Swap contracts	(2,660)	-	-
	(2,660)	(13,325)	18,366
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(3,036)	(13,861)	(353,856)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ (3,093)	$ (15,244)	$ (371,727)

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS (Continued)
For the Year Ended September 30, 2013

	QCM	Tiverton
	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$ 233	$ 64
Interest	11	10
TOTAL INVESTMENT INCOME	244	74

EXPENSES
Investment advisory fees	427	160
Accounting services fees	25,973	25,971
Audit fees	10,000	10,000
Transfer agent fees	12,545	12,539
Registration fees	1,970	1,812
Legal fees	4,733	3,883
Custodian fees	6,357	5,055
Administrative services fees	3,023	2,972
Printing and postage expenses	1,841	1,647
Trustees fees and expenses	347	201
Compliance officer fees	191	63
Other expenses	2,102	1,194
TOTAL EXPENSES	69,509	65,497

Less: Fees waived/reimbursed by the Advisor	(68,884)	(65,262)

NET EXPENSES	625	235
NET INVESTMENT LOSS	(381)	(161)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(4,979)	(122)
Net change in unrealized depreciation on:
Investments	(671)	(1,009)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,650)	(1,131)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (6,031)	$ (1,292)

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Abraham		Absolute Return Plus
	Strategy Fund		Strategy Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	September 30, 2013	September 30, 2012+	September 30, 2013	September 30, 2012+
FROM OPERATIONS
Net investment loss	$ (2,767)	$ (22)	$ (163)	$ (15)
Net realized gain (loss) from investments and swap contracts	(1,688)	-	(45)	-
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	4,354	(219)	(251)	89
Net increase (decrease) in net assets resulting from operations	(101)	(241)	(459)	74
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	-	-	(74)	-
Net decrease in net assets from distributions to shareholders	-	-	(74)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	623,792	95,000	-	25,000
Net asset value of shares issued in reinvestment of distributions:	-	-	74	-
Payments for shares redeemed:	(39)	(75,000)	(4,800)	-
Net increase in net assets from shares of beneficial interest	623,753	20,000	(4,726)	25,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	623,652	19,759	(5,259)	25,074

NET ASSETS
Beginning of Period	19,759	-	25,074	-
End of Period*	$ 643,411	$ 19,759	$ 19,815	$ 25,074
* Includes accumulated net investment loss of:	$ (2,767)	$ -	$ (184)	$ (15)

SHARE ACTIVITY
Shares Sold	64,199	9,518	-	2,497
Shares Reinvested	-	-	7	-
Shares Redeemed	(4)	(7,500)	(485)	-
Net increase in shares of beneficial interest outstanding	64,195	2,018	(478)	2,497

+	The Abraham Strategy Fund and Absolute Return Plus Strategy Fund commenced operations on April 19, 2012.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Chesapeake		Crabel
	Strategy Fund		Strategy Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	September 30, 2013	September 30, 2012+	September 30, 2013	September 30, 2012+
FROM OPERATIONS
Net investment loss	$ (23,535)	$ (13)	$ (57)	$ -
Net realized gain (loss) from investments and swap contracts	(13,102)	-	(376)	-
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	(4,941)	(454)	(2,660)	-
Net increase (decrease) in net assets resulting from operations	(41,578)	(467)	(3,093)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	6,671,179	10,000	22,187	1,000
Payments for shares redeemed:	(1,039,344)	-	(4,620)	-
Net increase in net assets from shares of beneficial interest	5,631,835	10,000	17,567	1,000

TOTAL INCREASE IN NET ASSETS	5,590,257	9,533	14,474	1,000

NET ASSETS
Beginning of Period	9,533	-	1,000	-
End of Period*	$ 5,599,790	$ 9,533	$ 15,474	$ 1,000
* Includes accumulated net investment loss of:	$ (21,595)	$ -	$ (57)	$ -

SHARE ACTIVITY
Shares Sold	703,128	1,000	2,221	100
Shares Redeemed	(109,290)	-	(493)	-
Net increase in shares of beneficial interest outstanding	593,838	1,000	1,728	100

+	The Chesapeake Strategy Fund and Crabel Strategy Fund commenced operations on April 19, 2012.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Eclipse		John Locke
	Strategy Fund		Strategy Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	September 30, 2013	September 30, 2012+	September 30, 2013	September 30, 2012+
FROM OPERATIONS
Net investment loss	$ (1,383)	$ (346)	$ (17,871)	$ (9,906)
Net realized gain (loss) on investments and swap contracts	(536)	777	(372,222)	22,683
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	(13,325)	456	18,366	(54,831)
Net increase (decrease) in net assets resulting from operations	(15,244)	887	(371,727)	(42,054)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(888)	-	(12,799)	-
Net decrease in net assets from distributions to shareholders	(888)	-	(12,799)	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	133,149	152,819	359,850	3,596,696
Net asset value of shares issued in reinvestment of distributions:	888	-	12,799	-
Payments for shares redeemed:	(135,016)	-	(2,862,988)	(117,469)
Net increase in net assets from shares of beneficial interest	(979)	152,819	(2,490,339)	3,479,227

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,111)	153,706	(2,874,865)	3,437,173

NET ASSETS
Beginning of Period	153,706	-	3,437,173	-
End of Period*	$ 136,595	$ 153,706	$ 562,308	$ 3,437,173
* Includes accumulated net investment loss of:	$ (2,617)	$ (346)	$ (32,690)	$ (9,906)

SHARE ACTIVITY
Shares Sold	12,048	14,852	38,524	364,509
Shares Reinvested	88	-	1,405	-
Shares Redeemed	(13,024)	-	(323,452)	(12,007)
Net increase in shares of beneficial interest outstanding	(888)	14,852	(283,523)	352,502

+	The Eclipse Strategy Fund and John Locke Strategy Fund commenced operations on January 25, 2012.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	QCM		Tiverton
	Strategy Fund		Strategy Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	September 30, 2013	September 30, 2012+	September 30, 2013	September 30, 2012+
FROM OPERATIONS
Net investment loss	$ (381)	$ (53)	$ (161)	$ (49)
Net realized loss on investments	(4,979)	115	(122)	-
Net change in unrealized appreciation (depreciation) on
investments	(671)	358	(1,009)	(101)
Net increase (decrease) in net assets resulting from operations	(6,031)	420	(1,292)	(150)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	(420)	-	-	-
Net decrease in net assets from distributions to shareholders	(420)	-	-	-
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	115,963	10,000	10,000	20,000
Net asset value of shares issued in reinvestment of distributions:	420	-	-	-
Payments for shares redeemed:	(112,119)	-	-	-
Net increase in net assets from shares of beneficial interest	4,264	10,000	10,000	20,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,187)	10,420	8,708	19,850

NET ASSETS
Beginning of Period	10,420	-	19,850	-
End of Period*	$ 8,233	$ 10,420	$ 28,558	$ 19,850
* Includes accumulated net investment loss of:	$ (836)	$ (53)	$ (109)	$ -

SHARE ACTIVITY
Shares Sold	12,070	1,024	1,038	2,015
Shares Reinvested	44	-	-	-
Shares Redeemed	(12,109)	-	-	-
Net increase in shares of beneficial interest outstanding	5	1,024	1,038	2,015

+	The QCM Strategy Fund commenced operations on January 25, 2012. The Tiverton Strategy Fund commenced operations on April 19, 2012.

See accompanying notes to consolidated financial statements.

Equinox Abraham Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended		Period Ended
		September 30, 2013		September 30, 2012 (1)
Net asset value, beginning of period		$ 9.79		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.07)		(0.04)
	Net realized and unrealized
	loss on investments	(0.00)	(3)	(0.17)
Total from investment operations		(0.07)		(0.21)

Net asset value, end of period		$ 9.72		$ 9.79

Total return (4)		(0.72)%		(2.10)%

Net assets, at end of period (000's)		$ 643		$ 20

Ratio of gross expenses to average
	net assets (5)(6)	23.11%		650.63%	(7)
Ratio of net expenses to average
	net assets (6)	1.10%		1.10%	(7)
Ratio of net investment loss
	to average net assets (8)	(0.70)%		(1.10)%	(7)

Portfolio Turnover Rate		331%		0%	(9)

(1)	The Equinox Abraham Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount is less than $0.00.
(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Annualized.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Absolute Return Plus Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 10.04	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.07)	(0.05)
	Net realized and unrealized
	gain (loss) on investments	(0.13)	0.09
Total from investment operations		(0.20)	0.04

Less distributions from:
	Net investment income	(0.03)	-

Net asset value, end of period		$ 9.81	$ 10.04

Total return (3)		(2.00)%	0.40%

Net assets, at end of period (000's)		$ 20	$ 25

Ratio of gross expenses to average
	net assets (4)(5)	555.71%	932.87%	(6)
Ratio of net expenses to average
	net assets (5)	1.10%	1.10%	(6)
Ratio of net investment loss
	to average net assets (7)	(0.71)%	(1.10)%	(6)

Portfolio Turnover Rate		151%	0%	(8)

(1)	The Equinox Absolute Return Plus Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 9.53	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.06)	(0.05)
	Net realized and unrealized
	loss on investments	(0.06)	(0.42)
Total from investment operations		(0.12)	(0.47)

Net asset value, end of period		$ 9.41	$ 9.53

Total return (3)		(1.36)%	(4.60)%

Net assets, at end of period (000's)		$ 5,600	$ 10

Ratio of gross expenses to average
	net assets (4)(5)	5.44%	1218.72%	(6)
Ratio of net expenses to average
	net assets (5)	1.10%	1.10%	(6)
Ratio of net investment loss
	to average net assets (7)	(0.68)%	(1.10)%	(6)

Portfolio Turnover Rate		298%	0%	(8)

(1)	The Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 10.00	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.06)	-
	Net realized and unrealized
	loss on investments	(1.47)	-
Total from investment operations		(1.53)	-

Net asset value, end of period		$ 8.47	$ 10.00

Total return (3)		(16.39)%	0.00%

Net assets, at end of period (000's)		$ 15	$ 1

Ratio of gross expenses to average
	net assets (4)(8)	1536.25%	4178.45%	(5)
Ratio of net expenses to average
	net assets (8)	1.10%	0.00%	(5)
Ratio of net investment loss
	to average net assets (7)	(1.08)%	0.00%	(5)

Portfolio Turnover Rate		0%	0%	(6)

(1)	The Equinox Crabel Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Not annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Does not include the expenses of other investment companies in which the fund invests.

See accompanying notes to consolidated financial statements.

Equinox Eclipse Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 10.35	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.08)	(0.07)
	Net realized and unrealized
	gain (loss) on investments	(0.43)	0.42
Total from investment operations		(0.51)	0.35

Less distributions from:
	Net investment income	(0.06)	-

Net asset value, end of period		$ 9.78	$ 10.35

Total return (3)		(4.95)%	3.50%

Net assets, at end of period (000's)		$ 137	$ 154

Ratio of gross expenses to average
	net assets (4)(5)	38.30%	186.07%	(6)
Ratio of net expenses to average
	net assets (5)	1.10%	1.10%	(6)
Ratio of net investment loss
	to average net assets (7)	(0.75)%	(1.09)%	(6)

Portfolio Turnover Rate		215%	51%	(8)

(1)	The Equinox Eclipse Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox John Locke Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 9.75	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.06)	(0.07)
	Net realized and unrealized
	loss on investments	(1.50)	(0.18)
Total from investment operations		(1.56)	(0.25)

Less distributions from:
	Net investment income	(0.04)	-

Net asset value, end of period		$ 8.15	$ 9.75

Total return (5)		(16.09)%	(2.50)%

Net assets, at end of period (000's)		$ 562	$ 3,437

Ratio of gross expenses to average
	net assets (4)(5)	6.02%	9.15%	(6)
Ratio of net expenses to average
	net assets (5)	1.10%	1.10%	(6)
Ratio of net investment loss
	to average net assets (7)	(0.66)%	(1.09)%	(6)

Portfolio Turnover Rate		170%	45%	(8)

(1)	The Equinox John Locke Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox QCM Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 10.18	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.06)	(0.07)
	Net realized and unrealized
	gain (loss) on investments	(2.07)	0.25
Total from investment operations		(2.13)	0.18

Less distributions from:
	Net investment income	(0.05)	-

Net asset value, end of period		$ 8.00	$ 10.18

Total return (3)		(21.00)%	1.80%

Net assets, at end of period (000's)		$ 8	$ 10

Ratio of gross expenses to average		180.34%	1225.56%	(6)
	net assets (4)(5)
Ratio of net expenses to average		1.10%	1.10%	(6)
	net assets (5)
Ratio of net investment loss		(0.67)%	(1.07)%	(6)
	to average net assets (7)
		342%	65%	(8)
Portfolio Turnover Rate

(1)	The Equinox QCM Strategy Fund commenced operations on January 25, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Tiverton Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period		$ 9.85	$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.07)	(0.05)
	Net realized and unrealized
	loss on investments	(0.42)	(0.10)
Total from investment operations		(0.49)	(0.15)

Net asset value, end of period		$ 9.36	$ 9.85

Total return (3)		(4.97)%	(1.50)%

Net assets, at end of period (000's)		$ 29	$ 20

Ratio of gross expenses to average
	net assets (4)(5)	441.01%	1012.08%	(6)
Ratio of net expenses to average
	net assets (5)	1.10%	1.10%	(6)
Ratio of net investment loss
	to average net assets (7)	(0.76)%	(1.08)%	(6)

Portfolio Turnover Rate		143%	0%	(8)

(1)	The Equinox Tiverton Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2013

1.

ORGANIZATION

The Equinox Abraham Strategy Fund (“Abraham Strategy”), Equinox Absolute Return Plus Strategy Fund (“Absolute Return Plus Strategy”), Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”), Equinox Crabel Strategy Fund (“Crabel Strategy”) (formerly Equinox Crabel Two Plus Strategy Fund), Equinox Eclipse Strategy Fund (“Eclipse Strategy”), Equinox John Locke Strategy Fund (“John Locke Strategy”) Equinox QCM Strategy Fund (“QCM Strategy”) and Equinox Tiverton Strategy Fund (“Tiverton Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of each Fund is to achieve long term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Funds’ assets and liabilities measured at fair value:

Abraham Strategy
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 402,864	$ -	$ -	$ 402,864
Swap Contracts	-	4,135	-	4,135
Total	$ 402,864	$ 4,135	$ -	$ 406,999

Absolute Return Plus Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 3,002	$ -	$ 3,002
Total	$ -	$ 3,002	$ -	$ 3,002

Chesapeake Strategy
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 3,287,636	$ -	$ -	$ 3,287,636
Total	$ 3,287,636	$ -	$ -	$ 3,287,636
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 5,395	$ -	$ 5,395
Total	$ -	$ 5,395	$ -	$ 5,395

Crabel Strategy
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 3,000	$ -	$ -	$ 3,000
Total	$ 3,000	$ -	$ -	$ 3,000
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 2,660	$ -	$ 2,660
Total	$ -	$ 2,660	$ -	$ 2,660

Eclipse Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 28,364	$ -	$ 28,364
Short-Term Investments	90,000	-	-	90,000
Total	$ 90,000	$ 28,364	$ -	$ 118,364

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

John Locke Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 119,850	$ -	$ 119,850
Short-Term Investments	229,962	-	-	229,962
Total	$ 229,962	$ 119,850	$ -	$ 349,812

QCM Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 1,861	$ -	$ 1,861
Total	$ -	$ 1,861	$ -	$ 1,861

Tiverton Strategy
Assets	Level 1	Level 2	Level 3	Total
Systematic Trading Companies	$ -	$ 4,483	$ -	$ 4,483
Total	$ -	$ 4,483	$ -	$ 4,483

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of Equinox Abraham Strategy Fund with Equinox Abraham Strategy Fund Limited (“EAS-CFC”), Equinox Absolute Return Plus Strategy Fund with Equinox Absolute Return Plus Strategy Fund Limited (“EMS-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”), Equinox Eclipse Strategy Fund with Equinox Eclipse Strategy Fund Limited (“ES-CFC), John Locke Strategy Fund with Equinox John Locke Strategy Fund Limited ("EJLS-CFC"), Equinox QCM Strategy Fund with Equinox QCM Strategy Fund Limited (“EQCM-CFC”), and Equinox Tiverton Strategy Fund with Equinox Tiverton Strategy Fund Limited (“ETS-CFC”) include the accounts of EAS-CFC, EMS-CFC, ECS-CFC, ECRS-CFC ES-CFC, EJLS-CFC, EQCM-CFC, and ETS-CFC, collectively the “CFCs”, as wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at September 30, 2013	% Of the Fund's Total Net Assets at September 30, 2013
EAS-CFC	4/19/2012	$ 139,835	21.73%
EMS-CFC	4/19/2012	$ 3,956	19.96%
ECS-CFC	4/19/2012	$ 1,096,606	19.58%
ECRS-CFC	3/8/2013	$ 4,964	32.08%
ES-CFC	4/19/2012	$ 28,364	20.76%
EJLS-CFC	2/27/2012	$ 119,850	21.31%
EQCM-CFC	2/27/2012	$ 1,861	22.61%
ETS-CFC	4/19/2012	$ 4,483	15.70%

The systematic trading companies are minority owned commodity pool (CP) subsidiaries which invest in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. The Funds held a non-controlling economic interest (less than 50%) in the systematic trading companies during the year ended September 30, 2013 and therefore did not consolidate the results of the systematic trading companies. The CFCs accounted for their respective investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

The portfolio holdings of the underlying systematic trading companies were reviewed as of September 30, 2013 to determine if the proportionate interest in the underlying investments held by the systematic trading companies were greater than 5% of each Fund’s net asset value.  For each Fund, the proportionate interest in the underlying investments held by the systematic trading company represented less than 5% of the Fund’s net asset value as of September 30, 2013.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – Cash include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012) or expected to be taken on each Fund’s 2013 return.  Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   Realized gains and losses from a decrease in the notional value of the swaps are recognized on trade date.  Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

EAS-CFC, ECS-CFC, and ECRS-CFC maintain cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings.  The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety. For the year ended September 30, 2013, the notional value, net change in unrealized appreciation/depreciation, and realized gain/losses from the swaps were as follows:

Fund	Notional Value	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ Loss
EAS-CFC	$ 656,904	$ 4,354	$ -
ECS-CFC	5,760,000	(4,941)	-
ECRS-CFC	18,400	(2,660)	(376)

In addition, the agreement provides for an annual fee of $3,500 due to the counterparty for serving as a financial intermediary. For the year ended September 30, 2013, the Advisor voluntarily reimbursed the Funds for this fee.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

3. INVESTMENT TRANSACTIONS

For the year ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Sales
Abraham Strategy	$ 376,363	$ 374,462
Absolute Return Plus Strategy	16,636	17,329
Chesapeake Strategy	3,020,811	3,006,858
Crabel Strategy	-	-
Eclipse Strategy	205,295	194,250
John Locke Strategy	2,509,187	2,879,507
QCM Strategy	118,092	113,039
Tiverton Strategy	16,782	12,664

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 28, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.10%, per annum of each Fund’s average daily net assets. For the year ended September 30, 2013, the Advisor waived fees and reimbursed expenses as follows:

Fund
Abraham Strategy	$87,679
Absolute Return Plus Strategy	82,764
Chesapeake Strategy	150,274
Crabel Strategy	81,498
Eclipse Strategy	70,163
John Locke Strategy	99,722
QCM Strategy	68,884
Tiverton Strategy	65,262

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's operating expenses are subsequently less than 1.10%, of average daily net assets the Advisor shall be entitled to reimbursement by that Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.10% of average daily net assets for each share class. If fund operating expenses subsequently exceed 1.10% per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Fund	September 30, 2015	September 30, 2016
Abraham Strategy	$ 13,067	$ 87,679
Absolute Return Plus Strategy	13,101	82,764
Chesapeake Strategy	13,810	150,274
Crabel Strategy	18,610	81,498
Eclipse Strategy	58,839	70,163
John Locke Strategy	73,283	99,722
QCM Strategy	61,012	68,884
Tiverton Strategy	46,429	65,262

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the year ended September 30, 2013, the Funds did not pay distribution related charges pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

5.   TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2013 was as follows:

For the period ended September 30, 2013:
	Ordinary	Short-Term	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital Gains	Capital	Total
Absolute Return Plus Strategy Fund	$ 74	$ -	$ -	$ -	$ 74
Eclipse Strategy Fund	888	-	-	-	888
John Locke Strategy Fund	12,799	-	-	-	12,799
QCM Strategy Fund	420	-	-	-	420

There were no distributions during the period ended September 30, 2012.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Differences	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Abraham Strategy Fund	$ 1,587	$ -	$ (219)	$ (1,688)	$ -	$ -	$ (320)
Absolute Return Plus Strategy Fund	-	-	(71)	(158)	-	(162)	(391)
Chesapeake Strategy Fund	-	-	(5,395)	(34,697)	-	-	(40,092)
Crabel Strategy Fund	-	-	(3,036)	(58)	-	-	(3,094)
Eclipse Strategy Fund	3,105	-	-	(579)	-	(17,771)	(15,245)
John Locke Strategy Fund	-	-	-	(14,322)	-	(404,372)	(418,694)
QCM Strategy Fund	-	2	-	-	-	(6,015)	(6,013)
Tiverton Strategy Fund	-	-	(54)	(156)	-	(1,131)	(1,341)

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the Funds’ wholly owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Absolute Return Plus Strategy Fund	$ 95
Chesapeake Strategy Fund	21,595
Crabel Strategy Fund	58
John Locke Strategy Fund	10,007
Tiverton Strategy Fund	109

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Abraham Strategy Fund	$ 1,688
Absolute Return Plus Strategy Fund	63
Chesapeake Strategy Fund	13,102
Eclipse Strategy Fund	579
John Locke Strategy Fund	4,315
Tiverton Strategy Fund	47

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary income distributions, resulted in reclassification for the period ended September 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Absolute Return Plus Strategy Fund	$ (68)	$ 68	$ -
Chesapeake Strategy Fund	(1,940)	1,940	-
John Locke Strategy Fund	(7,886)	7,886	-
QCM Strategy Fund	(18)	18	-
Tiverton Strategy Fund	(52)	52	-

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September30, 2013, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
Abraham Strategy	Pershing, LLC (for the benefit of others)	92%
Absolute Return Plus Strategy	Equinox Fund Management, LLC	50%
Absolute Return Plus Strategy	NFS, LLC (for the benefit of others)	50%
Chesapeake Strategy	Chesapeake Holding Co.	90%
Crabel Strategy	Equinox Fund Management, LLC	55%
Crabel Strategy	Charles Schwab (for the benefit of others)	45%
Eclipse Strategy	NFS, LLC (for the benefit of others)	75%
John Locke Strategy	Charles Schwab (for the benefit of others)	98%
QCM Strategy	Equinox Fund Management, LLC	100%
Tiverton Strategy	Equinox Fund Management, LLC	33%
Tiverton Strategy	NFS, LLC (for the benefit of others)	67%

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2013

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.  Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements, except as disclosed below.

On November 22, 2013, the Board of Trustees of Equinox Funds Trust concluded that it is in the best interests of the Fund and its shareholders that Equinox Abraham Strategy Fund, Equinox Absolute Return Plus Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund, and Equinox Tiverton Strategy Fund cease operations. Effective November 22, 2013, the Trust ceased offering new shares of the Funds and will liquidate the Funds on December 9, 2013.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Equinox Funds Trust

and the Shareholders of Equinox Abraham Strategy Fund, Equinox Absolute Return Plus Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated portfolios of investments of Equinox Abraham Strategy Fund, Equinox Absolute Return Plus Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund (collectively the Funds), each a separate series of the Equinox Funds Trust as of September 30, 2013, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets and the financial highlights for the year then ended and for the periods from the commencement of operations (either January 25, 2012 or April 19, 2012 depending on the respective fund) through September 30, 2012.  These consolidated financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consollidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position Equinox Abraham Strategy Fund, Equinox Absolute Return Plus Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund as of September 30, 2013, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the periods from the commencement of operations (either January 25, 2012 or April 19, 2012 depending on the respective fund) through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8 to the financial statements, the Board of Trustees elected to cease offering shares of the Equinox Abraham Strategy Fund, Equinox Absolute Return Plus Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund on November 22, 2013, and voted to liquidate the funds effective December 9, 2013.

/s/ McGladrey LLP

Denver, Colorado

November 27, 2013

Equinox Funds Trust

EXPENSE EXAMPLES

September 30, 2013 (Unaudited)

As a shareholder of the Equinox Abraham Strategy Fund, the Equinox Absolute Return Plus Strategy Fund, the Equinox Chesapeake Strategy Fund, the Equinox Crabel Strategy Fund, the Equinox Eclipse Strategy Fund, the Equinox John Locke Strategy Fund, the Equinox QCM Strategy Fund, or the Equinox Tiverton Strategy Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
Actual	4/1/2013	9/30/2013	4/1/13 - 9/30/13	Expense Ratio
Abraham Strategy – Class I	$ 1,000.00	$ 1,005.20	$ 5.53	1.10%
Absolute Return Plus Strategy – Class I	1,000.00	981.00	5.46	1.10%
Chesapeake Strategy – Class I	1,000.00	997.90	5.51	1.10%
Crabel Strategy – Class I	1,000.00	832.00	5.05	1.10%
Eclipse Strategy - Class I	1,000.00	884.30	5.20	1.10%
John Locke Strategy - Class I	1,000.00	889.70	5.21	1.10%
QCM Strategy - Class I	1,000.00	844.80	5.09	1.10%
Tiverton Strategy – Class I	1,000.00	976.00	5.45	1.10%

Equinox Funds Trust

EXPENSE EXAMPLES (Continued)

September 30, 2013 (Unaudited)

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	Annualized
(5% return before expenses)	4/1/2013	9/30/2013	4/1/13 - 9/30/13	Expense Ratio
Abraham Strategy – Class I	$ 1,000.00	$ 1,019.55	$ 5.57	1.10%
Absolute Return Plus Strategy – Class I	1,000.00	1,019.55	5.57	1.10%
Crabel Strategy – Class I	1,000.00	1,019.55	5.57	1.10%
Chesapeake Strategy – Class I	1,000.00	1,019.55	5.57	1.10%
Eclipse Strategy - Class I	1,000.00	1,019.55	5.57	1.10%
John Locke Strategy - Class I	1,000.00	1,019.55	5.57	1.10%
QCM Strategy - Class I	1,000.00	1,019.55	5.57	1.10%
Tiverton Strategy – Class I	1,000.00	1,019.55	5.57	1.10%

* Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Equinox Funds Trust

SUPPLEMENTAL INFORMATION

September 30, 2013 (Unaudited)

At an in-person meeting held on May 11, 2011, the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), including those Trustees who are not “interested persons” (“Independent Trustees”) as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved an investment advisory agreement (the “Agreement”) between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of each of the following nine series of the Trust: (i) Equinox Abraham Strategy Fund, (ii) Equinox Absolute Return Plus Strategy Fund, (iii) Equinox Cantab Strategy Fund, (iv) Equinox Chesapeake Strategy Fund, (v) Equinox Crabel Two Plus Strategy Fund, (vi) Equinox Eclipse Strategy Fund, (vii) Equinox John Locke Strategy Fund, (viii) Equinox QCM Strategy Fund and (ix) Equinox Tiverton Strategy Fund (each a “Fund” and collectively the “Funds”).  In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management team, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a Fund, (iv) how the Adviser will manage the Funds including a general description of its investment decision-making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service a Fund, and (ix) compliance with federal securities laws and other regulatory requirements. In addition, the Trustees also received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.  Legal counsel to the Board reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the Trustees of an investment company.  In addition, the Trustees were reminded that the SEC requires disclosure in shareholder reports to discuss, in reasonable detail, the material factors and the conclusions that formed the basis for a Board’s approval of an investment advisory agreement.

Representative of the Adviser attended the meeting in person and discussed the Adviser’s history, experience with managed futures funds, and the Funds’ investment strategies in connection with the proposed Agreement and answered questions from the Board.  The Trustees reviewed information provided by the Adviser regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of the services to each Fund, the estimated costs of providing such services and the anticipated profitability of the Adviser in general and as a result of the fees to be received from a Fund, and any other ancillary benefit resulting from the Adviser’s relationship with a Fund.

The Trustees reviewed the services to be provided to the Funds by the Adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.  The Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund were appropriate and consistent with the terms of the Agreement, respectively, that the quality of the proposed services appeared to be consistent with industry norms and that each Fund were likely to benefit from the provision of those services.  They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and had demonstrated its ability to attract and retain qualified personnel.

The Trustees then considered the costs of the services to be provided by the Adviser, the proposed compensation and expected benefits received by the Adviser in providing services to each Fund, as well as the Adviser’s anticipated profitability.  It was noted that the Adviser’s anticipated level of profitability is an important factor to consider, and the Trustees should be satisfied that the Adviser’s profits are sufficient to continue as a healthy concern generally and as investment adviser of each Fund specifically.  The Trustees concluded that the Adviser’s anticipated fees derived from its relationship with the Trust in light of each Fund’s expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.  In so concluding, the Trustees noted that the Adviser has contractually agreed to waive the fee it receives from each Fund in an amount equal to the management fee paid to the Adviser by each Fund’s respective wholly-owned subsidiary.  The Trustees also concluded that the overall expense ratio of the each Fund was reasonable, taking into account the projected growth and size of each Fund, the quality of services to be provided by the Adviser, and the expense limitations agreed to by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders.  The Board determined that economies of scale should be achieved at higher asset levels for each Fund for the benefit of each Fund’s shareholders.  Nevertheless, the Board concluded that, based on expected asset levels, the benefits derived from economies of scale were given minimal weight at this time.  The Board further noted it will consult with the Adviser from time to time regarding the implementation of asset level breakpoint reductions in the advisory fee as each Fund’s assets increase and actual economies of scale are achieved.

In arriving its decision to approve the Agreement, the Board did not identify any single matter as controlling, but made their determination in light of all the relevant factors and circumstances.

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2013 (Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Independent Trustees

DAVID P. DeMUTH Born in 1945	Trustee Since December 2010	Consultant, CFO Consulting Partners, LLC from May 2004 to present.	12	None
KEVIN R. GREEN Born in 1954	Trustee Since December 2010	Founding Managing Director, TripleTree, LLC (investment banking consulting firm) from 1997 to present.	12	Director of BlueCross BlueShield of Minnesota (healthcare services).
JAY MOORIN Born in 1951	Trustee Since December 2010	Managing Partner, ProQuest Management, LLC from September 1998 to present.	12	Director of Novacea Inc. (pharmaceutical company; now Transcept Pharmaceuticals, Inc.) from May 2006 to October 2008.

Interested Trustee

ROBERT J. ENCK Born 1962	Chairman, Trustee, President and Principal Executive Officer Since December 2010	President and Chief Executive Officer, Equinox Fund Management, LLC from March 2007 to present; and Sr. Managing Director, The Hermes Group, LLC from July 2004 to March 2007.	12	Executive Committee Member of The Frontier Fund (commodity pool).

Executive Officers
VANCE J. SANDERS Born in 1967	Treasurer and Principal Financial Officer Since December 2010	Controller and Chief Technology Officer, Equinox Fund Management (since 2008); Consultant, Ajilon Consulting (2007); Senior Manager/Consultant, K-Financial (2005 – 2007).	N/A	N/A

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2013 (Unaudited)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships*** held by Trustee During Last 5 Years

Executive Officers (Continued)

PHILIP LIU Born in 1973	Secretary Since December 2010

General Counsel, Equinox Fund Management, LLC (since 2009); Sr. Vice President, HSBC Bank USA, N.A. from (2007 – 2009); Attorney-at-Law, Cadwalader LLP from (2006 – 2007); Attorney-at-Law, Shearman & Sterling LLP (2001 - 2006).

			N/A	N/A
KEVIN E. WOLF Born in 1969	Assistant Treasurer Since December 2010	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A
JAMES P. ASH Born in 1976	Assistant Secretary Since December 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
EMILE R. MOLINEAUX Born in 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since December 2010	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003).	N/A	N/A

* Each Trustee and Officer shall serve until death, resignation or removal.
** The term "Fund Complex" refers to the Equinox Funds Trust.

*** Directorships are held in a company with a class of securities registered pursuant to section 12 of the Securities Exchange Act or subject to the requirements of section 15(d) of the Securities Exchange Act or a company registered as an investment company under the 1940 Act.

The Fund's Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-643-3431.

Rev. August 2011

PRIVACY NOTICE
FACTS		WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  (a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.  (a)

Audit Fees

2013 - $87,500

2012 - $ 45,000

(b)

Audit-Related Fees

2013 – None

2012 – None

(c)

Tax Fees

2013 - $ 36,000

2012 - $ 16,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2012              2013

Audit-Related Fees:

0.00%

          0.00%

Tax Fees:

0.00%

          0.00%

All Other Fees:

0.00%

          0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – None

                      2012 - None

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

12/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

12/5/13

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

12/5/13